Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
May 4, 2007
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	GOLDMAN SACHS VARIABLE INSURANCE TRUST Registration Nos. 333-35883 and 811-08361
Ladies and Gentlemen:
     On behalf of the Goldman Sachs Variable Insurance Trust (the “Trust”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectuses and statements of additional information dated April 30, 2007 that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the prospectuses and statements of additional information dated April 30, 2007 contained in the Trust’s Post-Effective Amendment No. 18 to the Trust’s Registration Statement on
Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended (“Post-Effective Amendment No. 18”), which was filed on April 30, 2007; and (ii) the text of Post-Effective Amendment No. 18 has been filed electronically.
     Questions relating to this filing can be addressed to the undersigned at (215) 988-3350.

Sincerely,
/s/ Armando Capasso
Armando Capasso, Esq.